Form N-23C-1
Report for Calendar month Ending October 31, 1999

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Swiss Helvetia Fund, Inc.
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                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
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                Swiss Helvetia
                Fund-(Cusip-
   10/6/99      870875101)             7100            14.5625            17.99                   NYSE
  10/11/99          (same)              600            14.5               18.05                   NYSE
  10/12/99          (same)             6500            14.5               18.07                   NYSE
  10/18/99          (same)             5100            14                 17.61                   NYSE
  10/19/99          (same)             3400            14.1875            17.89                   NYSE
  10/20/99          (same)             5700            14.125             17.75                   NYSE
  10/21/99          (same)             2600            13.9375            17.64                   NYSE
  10/22/99          (same)             5700            14.1579            17.57                   NYSE
  10/25/99          (same)             1400            13.9375            17.46                   NYSE
  10/26/99          (same)             4900            14.125             17.41                   NYSE
  10/28/99          (same)             4900            14.125             17.59                   NYSE
  10/29/99          (same)             4900            14.3125            17.82                   NYSE

                  Total              52,800